Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2014	44,285,108	(1,395,335)
Balance at Dec. 31, 2014	$ 442,850	$ (7,541,264)	$ 499,862,062	$ 99,919,646	$ (293,020)	$ 592,390,274
Stock based compensation			1,140,084			1,140,084
Stock repurchase (in shares)		(2,372,097)
Stock repurchase		$ (12,945,608)				(12,945,608)
Comprehensive income (loss) for the year				2,566,678	(100,268)	2,466,410
Balance (in shares) at Dec. 31, 2015	44,285,108	(3,767,432)
Balance at Dec. 31, 2015	$ 442,850	$ (20,486,872)	501,002,146	102,486,324	(393,288)	583,051,160
Stock based compensation			340,377			340,377
Stock repurchase (in shares)		(657,113)
Stock repurchase		$ (2,036,656)				(2,036,656)
Comprehensive income (loss) for the year				(7,798,300)	418,723	(7,379,577)
Balance (in shares) at Dec. 31, 2016	44,285,108	(4,424,545)
Balance at Dec. 31, 2016	$ 442,850	$ (22,523,528)	501,342,523	94,688,024	25,435	573,975,304
Stock based compensation			129,245			129,245
Comprehensive income (loss) for the year				(1,218,237)	592,460	(625,777)
Balance (in shares) at Dec. 31, 2017	44,285,108	(4,424,545)
Balance at Dec. 31, 2017	$ 442,850	$ (22,523,528)	$ 501,471,768	$ 93,469,787	$ 617,895	$ 573,478,772